Victory Pioneer Core Equity Fund
(successor to Pioneer Core Equity Fund)
Schedule of Investments | September 30, 2025

Schedule of Investments  |  9/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.2%
	Common Stocks — 98.9% of Net Assets
	Air Freight & Logistics — 1.0%
226,913	United Parcel Service, Inc., Class B	$ 18,954,043
	Total Air Freight & Logistics	$18,954,043

	Banks — 10.1%
1,459,608	Bank of America Corp.	$ 75,301,177
405,008	Truist Financial Corp.	18,516,966
636,853	US Bancorp	30,779,105
869,510	Wells Fargo & Co.	72,882,328
	Total Banks	$197,479,576

	Biotechnology — 1.4%
39,287(a)	Alnylam Pharmaceuticals, Inc.	$ 17,914,872
24,851(a)	Vertex Pharmaceuticals, Inc.	9,732,646
	Total Biotechnology	$27,647,518

	Broadline Retail — 4.0%
354,811(a)	Amazon.com, Inc.	$ 77,905,851
	Total Broadline Retail	$77,905,851

	Building Products — 1.9%
427,130	Fortune Brands Innovations, Inc.	$ 22,804,471
95,789	Owens Corning	13,550,312
	Total Building Products	$36,354,783

	Capital Markets — 8.0%
45,457	Goldman Sachs Group, Inc.	$ 36,199,682
214,048	Morgan Stanley	34,025,070
59,858	Northern Trust Corp.	8,056,887
680,148	State Street Corp.	78,903,969
	Total Capital Markets	$157,185,608

	Chemicals — 3.2%
105,021	Air Products and Chemicals, Inc.	$ 28,641,327
311,957	LyondellBasell Industries NV, Class A	15,298,371
170,399	PPG Industries, Inc.	17,910,639
	Total Chemicals	$61,850,337

	Communications Equipment — 4.3%
1,224,689	Cisco Systems, Inc.	$ 83,793,221
	Total Communications Equipment	$83,793,221

1Victory Pioneer Core Equity Fund | 9/30/25

Shares		Value
	Consumer Staples Distribution & Retail — 1.8%
384,972	Target Corp.	$ 34,531,988
	Total Consumer Staples Distribution & Retail	$34,531,988

	Diversified Telecommunication Services — 0.8%
338,693	Verizon Communications, Inc.	$ 14,885,557
	Total Diversified Telecommunication Services	$14,885,557

	Electrical Equipment — 2.4%
25,359	GE Vernova, Inc.	$ 15,593,249
87,642	Rockwell Automation, Inc.	30,633,508
	Total Electrical Equipment	$46,226,757

	Electronic Equipment, Instruments & Components — 2.2%
251,413(a)	Keysight Technologies, Inc.	$ 43,977,162
	Total Electronic Equipment, Instruments & Components	$43,977,162

	Entertainment — 1.4%
248,194	Walt Disney Co.	$ 28,418,213
	Total Entertainment	$28,418,213

	Financial Services — 2.6%
150,211(a)	Fiserv, Inc.	$ 19,366,704
290,479(a)	PayPal Holdings, Inc.	19,479,522
33,840	Visa, Inc., Class A	11,552,299
	Total Financial Services	$50,398,525

	Food Products — 0.7%
529,576	Kraft Heinz Co.	$ 13,790,159
	Total Food Products	$13,790,159

	Ground Transportation — 1.4%
284,330(a)	Uber Technologies, Inc.	$ 27,855,810
	Total Ground Transportation	$27,855,810

	Health Care Equipment & Supplies — 3.2%
215,135	Medtronic Plc	$ 20,489,457
420,224	Zimmer Biomet Holdings, Inc.	41,392,064
	Total Health Care Equipment & Supplies	$61,881,521

	Household Durables — 1.3%
150,702	DR Horton, Inc.	$ 25,539,468
	Total Household Durables	$25,539,468

Victory Pioneer Core Equity Fund | 9/30/252

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Shares		Value
	Industrial Conglomerates — 0.7%
93,831	3M Co.	$ 14,560,695
	Total Industrial Conglomerates	$14,560,695

	Insurance — 1.1%
222,857	American International Group, Inc.	$ 17,503,189
48,334	Prudential Financial, Inc.	5,014,169
	Total Insurance	$22,517,358

	Interactive Media & Services — 5.4%
362,926	Alphabet, Inc., Class A	$ 88,227,311
25,532	Meta Platforms, Inc., Class A	18,750,190
	Total Interactive Media & Services	$106,977,501

	IT Services — 4.6%
29,800	Accenture Plc, Class A	$ 7,348,680
290,909	International Business Machines Corp.	82,082,884
	Total IT Services	$89,431,564

	Machinery — 3.6%
118,481	AGCO Corp.	$ 12,685,761
52,043	Caterpillar, Inc.	24,832,317
53,306	Deere & Co.	24,374,702
70,904(a)	Middleby Corp.	9,425,269
	Total Machinery	$71,318,049

	Media — 1.3%
839,329	Comcast Corp., Class A	$ 26,371,717
	Total Media	$26,371,717

	Multi-Utilities — 2.3%
621,631	CMS Energy Corp.	$ 45,540,687
	Total Multi-Utilities	$45,540,687

	Oil, Gas & Consumable Fuels — 6.4%
269,040(a)	Antero Resources Corp.	$ 9,028,982
203,113	ConocoPhillips	19,212,459
488,195	Coterra Energy, Inc.	11,545,812
170,674	EOG Resources, Inc.	19,135,969
499,872	EQT Corp.	27,208,033
348,078	Exxon Mobil Corp.	39,245,794
	Total Oil, Gas & Consumable Fuels	$125,377,049

	Pharmaceuticals — 6.4%
298,066	Bristol-Myers Squibb Co.	$ 13,442,777
3Victory Pioneer Core Equity Fund | 9/30/25

Shares		Value
	Pharmaceuticals — (continued)
418,367	Johnson & Johnson	$ 77,573,609
724,406	Sanofi S.A. (A.D.R.)	34,191,963
	Total Pharmaceuticals	$125,208,349

	Semiconductors & Semiconductor Equipment — 5.1%
327,024(a)	Advanced Micro Devices, Inc.	$ 52,909,213
219,447	Microchip Technology, Inc.	14,092,886
182,161	NVIDIA Corp.	33,987,600
	Total Semiconductors & Semiconductor Equipment	$100,989,699

	Software — 6.7%
204,248	Microsoft Corp.	$ 105,790,252
111,658	Salesforce, Inc.	26,462,946
	Total Software	$132,253,198

	Specialty Retail — 0.8%
212,818	Best Buy Co., Inc.	$ 16,093,297
	Total Specialty Retail	$16,093,297

	Technology Hardware, Storage & Peripherals — 2.8%
137,298	NetApp, Inc.	$ 16,264,321
467,343(a)	Pure Storage, Inc., Class A	39,168,017
	Total Technology Hardware, Storage & Peripherals	$55,432,338

	Total Common Stocks (Cost $1,401,752,613)	$1,940,747,598

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
6,537,014(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 6,537,014
		$6,537,014

	TOTAL SHORT TERM INVESTMENTS (Cost $6,537,014)	$6,537,014

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.2% (Cost $1,408,289,627)	$1,947,284,612
	OTHER ASSETS AND LIABILITIES — 0.8%	$15,904,811
	net assets — 100.0%	$1,963,189,423

Victory Pioneer Core Equity Fund | 9/30/254

Schedule of Investments  |  9/30/25
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,940,747,598	$—	$—	$1,940,747,598
Open-End Fund	6,537,014	—	—	6,537,014
Total Investments in Securities	$1,947,284,612	$—	$—	$1,947,284,612
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Core Equity Fund | 9/30/25